Non-performing Loans (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2023 INR (₨)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 INR (₨)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Non-performing loans	₨ 200,708.8	$ 2,442.0	₨ 197,269.5
Agri Production - Food
Accounts, Notes, Loans and Financing Receivable [Line Items]
Non-performing loans	28,222.2	343.4	23,569.7
Consumer Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Non-performing loans	34,684.8	422.0	35,554.7
Road Transportion
Accounts, Notes, Loans and Financing Receivable [Line Items]
Non-performing loans	11,505.0	140.0	12,961.6
Retail Trade
Accounts, Notes, Loans and Financing Receivable [Line Items]
Non-performing loans	15,044.4	183.0	15,124.1
Agri-Allied
Accounts, Notes, Loans and Financing Receivable [Line Items]
Non-performing loans	13,426.1	163.4	13,255.0
Others (none greater than 5% of non-performing loans)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Non-performing loans	87,795.2	1,068.2	86,452.1
Consumer Services [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Non-performing loans	₨ 10,031.1	$ 122.0	₨ 10,352.3